Acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Goodwill (see Note 6)	$ 1,162,111	$ 496,415	$ 489,325	$ 466,206
RSG Acquisition [Member]
Cash	16,451
Accounts receivable	177,251
Inventory	179,651
Other current assets	50,707
Property, plant, and equipment	57,973
Other intangible assets (see Note 6)	382,100
Goodwill (see Note 6)	617,715
Current liabilities	(250,479)
Non-current liabilities	(61,918)
Total purchase price	$ 1,169,451